SUPPLEMENT DATED AUGUST 25, 2006
                              TO THE PROSPECTUS OF

                   ALLIANZ CUSTOM INCOME(TM) VARIABLE ANNUITY
                 DATED MAY 1, 2006, AS SUPPLEMENTED JULY 7, 2006

                                    ISSUED BY
              ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, AND
                         ALLIANZ LIFE VARIABLE ACCOUNT B


              THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED
                 IN THE PROSPECTUS AND SHOULD BE ATTACHED TO THE
                  PROSPECTUS AND RETAINED FOR FUTURE REFERENCE.


 The prospectus currently indicates on page 33 that any increase in the WPB payment for RMD needs will be treated as an Excess Withdrawal, and as such may cause the WPB to terminate. The prospectus is revised to indicate that any increase in WPB payments that is due to RMD needs will NOT BE treated as an Excess Withdrawal. All references to an increase in WPB payments solely due to RMD needs being treated as an Excess Withdrawal are stricken from the prospectus.


                                                                   PRO-007-0506